April 30, 2014

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: SBL Fund

Ladies and Gentlemen:

On behalf of SBL Fund (the “Fund”) attached for filing via the EDGAR system pursuant to Section 8(b) of the Investment Company Act of 1940 (“1940 Act”) is the Fund’s initial registration statement on Form N-1A under the 1940 Act. The Fund is also filing its Notification of Registration on Form N-8A concurrently.

This filing serves to register the sole series of the Fund, Series Z (Alpha Opportunity Series) (the “Series”) under the 1940 Act. This filing contains the Prospectus and Statement of Additional Information for the Series.

Prior to April 30, 2014, the Fund was previously registered under the Securities Act of 1933 (“1933 Act”) of SBL Fund (File No. 002-59353) and under the 1940 Act (File No. 811-02753) and it had multiple other series. Following shareholder votes, the other previously existing series of the Fund were reorganized into series of a newly-formed Delaware statutory trust, Guggenheim Variable Funds Trust, which assumed the 1933 and 1940 Act registration statements of the Fund and its other series. Accordingly, prior to April 30, 2014, the Series was registered under the 1933 Act and 1940 Act and its records are available on the EDGAR system under the following series and class identifiers of SBL Fund: S000010062 and C000027861. This filing is being made to reflect that the Series is now registered only under the 1940 Act and that the Series’ registration statement was not adopted by Guggenheim Variable Funds Trust pursuant to Rule 414 under the 1933 Act. As the Series’ shares have not been offered for an extended period of time, no 1933 Act registration is necessary.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Stephen T. Cohen at Dechert LLP at 202.261.3304 with any questions or comments regarding this filing, or if they may assist you in any way.

Very truly yours, /s/ Amy J. Lee Amy J. Lee Secretary and Senior Vice President Security Investors, LLC

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